RELATED PARTIES BALANCES AND TRANSACTIONS (Detail Textuals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Other payables balance due to related party	$ 118	$ 40
Galil Software [Member]
Related Party Transaction [Line Items]
Payments to related party for services	$ 894	$ 147